Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Total equity method investments	$ 269	$ 2,030
YPL [Member]
Disclosure of associates [line items]
Total equity method investments	30	1,798
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	$ 239	$ 232